Premises and equipment (Tables)	12 Months Ended
Mar. 31, 2014
Property, Plant and Equipment

Premises and equipment at March 31, 2013 and 2014 consist of the following:

	2013	2014
	(in millions of yen)
Land	268,948	410,739
Buildings	743,473	800,680
Equipment and furniture	418,647	435,655
Leasehold improvements	90,306	92,052
Construction in progress	23,875	35,789
Software	657,702	725,287

Total	2,202,951	2,500,202
Less: Accumulated depreciation and amortization	1,110,962	1,143,608

Premises and equipment—net	1,091,989	1,356,594